Share Capital and Reserves (Details 2)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares		Dec. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock options, balance, outstanding and exercisable (in shares)	11,542,000	10,007,000		9,707,000
Stock options, granted, outstanding and exercisable (in shares)	6,380,000	6,663,000		4,004,000
Stock options, exercised, outstanding and exercisable (in shares)	(725,000)	(936,000)
Options outstanding and exercisable, expired (in shares)	(5,207,000)	(4,192,000)		(3,704,000)
Stock options, balance, outstanding and exercisable (in shares)	11,990,000	11,542,000		10,007,000
Stock options, balance, weighted average exercise price | $ / shares	$ 0.80	$ 0.97		$ 1.19
Weighted average exercise price, granted | $ / shares	0.67	0.74		0.83
Stock options, exercised, weighted average exercise price | $ / shares	0.78	0.85
Weighted average exercise price, expired | $ / shares	0.90	1.12		1.38
Stock options, balance, weighted average exercise price | $ / shares	$ 0.68	0.80		0.97
Common shares issued in a cashless transaction [member]
IfrsStatementLineItems [Line Items]
Total number of shares issued (in shares)	105,877
Stock options expiring February 7, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 1.11	$ 1.11		$ 1.11
Stock options, balance	300,000	300,000		300,000
Stock options, granted
Stock options, exercised
Stock options, expired	(300,000)
Stock options, balance		300,000		300,000
Second set of stock options expiring February 7, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.84	$ 0.84		$ 0.84
Stock options, balance	425,000	425,000
Stock options, granted				425,000
Stock options, exercised	(375,000)
Stock options, expired	(50,000)
Stock options, balance		425,000		425,000
Stock options expiring March 29, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 1.08	$ 1.08		$ 1.08
Stock options, balance	400,000	400,000		400,000
Stock options, granted
Stock options, exercised
Stock options, expired	(400,000)
Stock options, balance		400,000		400,000
Second set of stock options expiring March 29, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.90	$ 0.90		$ 0.90
Stock options, balance	100,000	100,000
Stock options, granted				100,000
Stock options, exercised
Stock options, expired	(100,000)
Stock options, balance		100,000		100,000
Stock options expiring May 6 , 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.69	$ 0.69		$ 0.69
Stock options, balance	557,000	557,000
Stock options, granted				557,000
Stock options, exercised	(275,000)
Stock options, expired	(282,000)
Stock options, balance		557,000		557,000
Stock options expiring July 7, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.80	$ 0.80		$ 0.80
Stock options, balance	1,612,000	1,612,000
Stock options, granted				1,612,000
Stock options, exercised	(75,000)
Stock options, expired	(1,537,000)
Stock options, balance		1,612,000		1,612,000
Stock options expiring August 13, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 1.01	$ 1.01		$ 1.01
Stock options, balance	150,000	150,000
Stock options, granted				150,000
Stock options, exercised
Stock options, expired	(150,000)
Stock options, balance		150,000		150,000
Stock options expiring September 16, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.90	$ 0.90		$ 0.90
Stock options, balance	1,155,000	1,160,000
Stock options, granted				1,160,000
Stock options, exercised
Stock options, expired	(1,155,000)	(5,000)
Stock options, balance		1,155,000		1,160,000
Stock options expiring December 12, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 1.00	$ 1.00		$ 1.00
Stock options, balance	200,000	200,000		200,000
Stock options, granted
Stock options, exercised
Stock options, expired	(200,000)
Stock options, balance		200,000		200,000
Stock options granted March 4, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.47
Stock options, balance	1,125,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance	1,125,000	1,125,000
First Set of Stock Options Granted April 30, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.41
Stock options, balance	100,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance	100,000	100,000
Second set of stock options expiring April 30, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.58	$ 1.14		$ 1.14
Stock options, balance		100,000		100,000
Stock options, granted
Stock options, exercised
Stock options, expired		(100,000)
Stock options, balance				100,000
Second Set of Stock Options Granted April 30, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock options, balance	220,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance	220,000	220,000
Stock Options Granted May 31, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.62
Stock options, balance	700,000
Stock options, granted
Stock options, exercised
Stock options, expired	(100,000)
Stock options, balance	600,000	700,000
Stock Options Granted June 9, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.64
Stock options, balance	1,346,000
Stock options, granted
Stock options, exercised
Stock options, expired	(486,000)
Stock options, balance	860,000	1,346,000
Stock Options Granted October 3, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 1.13
Stock options, balance	2,180,000
Stock options, granted
Stock options, exercised
Stock options, expired	(200,000)
Stock options, balance	1,980,000	2,180,000
Stock Options Granted December 15, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.89
Stock options, balance	972,000
Stock options, granted
Stock options, exercised
Stock options, expired	(72,000)
Stock options, balance	900,000	972,000
Stock Options Granted February 9, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.97
Stock options, balance
Stock options, granted	450,000
Stock options, exercised
Stock options, expired	(100,000)
Stock options, balance	350,000
Stock Options Granted March 3, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.96
Stock options, balance
Stock options, granted	325,000
Stock options, exercised
Stock options, expired	(75,000)
Stock options, balance	250,000
Stock Options Granted March 31, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.68
Stock options, balance
Stock options, granted	1,975,000
Stock options, exercised
Stock options, expired
Stock options, balance	1,975,000
Stock Options Granted May 08, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.69
Stock options, balance
Stock options, granted	100,000
Stock options, exercised
Stock options, expired
Stock options, balance	100,000
Stock Options Granted May 28, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.65
Stock options, balance
Stock options, granted	100,000
Stock options, exercised
Stock options, expired
Stock options, balance	100,000
Stock Options Granted July 08, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.62
Stock options, balance
Stock options, granted	2,470,000
Stock options, exercised
Stock options, expired
Stock options, balance	2,470,000
Stock Options Granted September 18, 2023 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares	$ 0.51
Stock options, balance
Stock options, granted	960,000
Stock options, exercised
Stock options, expired
Stock options, balance	960,000
Stock options expiring April 10, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 1.03		$ 1.03
Stock options, balance		90,000		90,000
Stock options, granted
Stock options, exercised
Stock options, expired		(90,000)
Stock options, balance				90,000
First set of stock options expiring April 30, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 1.53		$ 1.53
Stock options, balance		500,000		500,000
Stock options, granted
Stock options, exercised
Stock options, expired		(500,000)
Stock options, balance				500,000
Third set of stock options expiring April 30, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 1.04		$ 1.04
Stock options, balance		100,000		100,000
Stock options, granted
Stock options, exercised
Stock options, expired		(100,000)
Stock options, balance				100,000
Stock options expiring June 8, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.98		$ 0.98
Stock options, balance		2,180,000		2,180,000
Stock options, granted
Stock options, exercised
Stock options, expired		(2,180,000)
Stock options, balance				2,180,000
First set of stock options expiring September 30, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 1.25		$ 1.25
Stock options, balance		1,095,000		1,095,000
Stock options, granted
Stock options, exercised		(25,000)
Stock options, expired		(1,070,000)
Stock options, balance				1,095,000
Second set of stock options expiring September 30, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.83		$ 0.83
Stock options, balance		106,000		106,000
Stock options, granted
Stock options, exercised		(106,000)	[1]
Stock options, expired
Stock options, balance				106,000
Second set of stock options expiring September 30, 2020 [member] | Common shares issued in a cashless transaction [member]
IfrsStatementLineItems [Line Items]
Stock options, exercised	68,000
Stock options, exercised, weighted average exercise price | $ / shares	$ 0.83
Third set of stock options expiring September 30, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.79		$ 0.79
Stock options, balance		170,000		170,000
Stock options, granted
Stock options, exercised		(150,000)	[1]
Stock options, expired		(20,000)
Stock options, balance				170,000
Third set of stock options expiring September 30, 2020 [member] | Common shares issued in a cashless transaction [member]
IfrsStatementLineItems [Line Items]
Stock options, exercised	100,000
Stock options, exercised, weighted average exercise price | $ / shares	$ 0.79
Stock options expiring December 13, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.86		$ 0.86
Stock options, balance		762,000		762,000
Stock options, granted
Stock options, exercised		(635,000)	[1]
Stock options, expired		(127,000)
Stock options, balance				762,000
Stock options expiring December 13, 2020 [member] | Common shares issued in a cashless transaction [member]
IfrsStatementLineItems [Line Items]
Stock options, exercised	580,000
Stock options, exercised, weighted average exercise price | $ / shares	$ 0.86
Stock Options expiring May 04, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.47
Stock options, balance	1,125,000
Stock options, granted		1,130,000
Stock options, exercised		(5,000)
Stock options, expired
Stock options, balance		1,125,000
Stock Options expiring April 30, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.41
Stock options, balance	100,000
Stock options, granted		115,000
Stock options, exercised		(15,000)
Stock options, expired
Stock options, balance		100,000
Second Set of Stock Options Expiring April 30, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.58
Stock options, balance	220,000
Stock options, granted		220,000
Stock options, exercised
Stock options, expired
Stock options, balance		220,000
Stock Options expiring May 31, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.62
Stock options, balance	700,000
Stock options, granted		700,000
Stock options, exercised
Stock options, expired
Stock options, balance		700,000
Stock Options expiring June 9, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.64
Stock options, balance	2,180,000
Stock options, granted		2,180,000
Stock options, exercised
Stock options, expired
Stock options, balance		2,180,000
Stock Options expiring October 03, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 1.13
Stock options, balance	1,346,000
Stock options, granted		1,346,000
Stock options, exercised
Stock options, expired
Stock options, balance		1,346,000
Stock Options expiring December 15, 2022 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.89
Stock options, balance	972,000
Stock options, granted		972,000
Stock options, exercised
Stock options, expired
Stock options, balance		972,000
Stock options expiring January 2, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.04
Stock options, balance				375,000
Stock options, granted
Stock options, exercised
Stock options, expired				(375,000)
Stock options, balance
Stock options expiring March 17, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.35
Stock options, balance				207,000
Stock options, granted
Stock options, exercised
Stock options, expired				(207,000)
Stock options, balance
Stock options expiring May 4, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.99
Stock options, balance				175,000
Stock options, granted
Stock options, exercised
Stock options, expired				(175,000)
Stock options, balance
Stock options expiring May 19, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.84
Stock options, balance				75,000
Stock options, granted
Stock options, exercised
Stock options, expired				(75,000)
Stock options, balance
Stock options expiring June 12, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.89
Stock options, balance				75,000
Stock options, granted
Stock options, exercised
Stock options, expired				(75,000)
Stock options, balance
First set of stock options expiring July 2, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.32
Stock options, balance				150,000
Stock options, granted
Stock options, exercised
Stock options, expired				(150,000)
Stock options, balance
Second set of stock options expiring July 2, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.19
Stock options, balance				60,000
Stock options, granted
Stock options, exercised
Stock options, expired				(60,000)
Stock options, balance
Third set of stock options expiring July 2, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.34
Stock options, balance				1,427,000
Stock options, granted
Stock options, exercised
Stock options, expired				(1,427,000)
Stock options, balance
Stock options expiring September 19, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.40
Stock options, balance				1,160,000
Stock options, granted
Stock options, exercised
Stock options, expired				(1,160,000)
Stock options, balance

[1]	In accordance with the Company’s stock option plan, options holders exercised 100,000, 68,000 and 580,000 stock options on a cashless basis at an exercise price of $0.79, $0.83 and $0.86 respectively. The total number of shares issued in connection with the cashless exercise of options was 105,877.